Goodwill and Intangible Assets - Information Regarding Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 747,943	$ 747,943	$ 747,943
Gross Carrying Amount	115,158	112,449	109,318
Gross Carrying Amount	108,750	107,204	104,968
Accumulated Amortization	(51,067)	(43,625)	(33,654)
Net Carrying Amount	64,091	68,824	75,665
Net Carrying Amount	57,683	63,579	71,314
Gross Carrying Amount	863,101	860,392
Accumulated Amortization	(51,067)	(43,625)	(33,654)
Net Carrying Amount	812,034	816,767
Liquor Licenses
Goodwill And Intangible Assets [Line Items]
Liquor licenses	$ 6,408	$ 5,245	$ 4,350
Trademarks
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)	15 years	15 years	15 years
Gross Carrying Amount	$ 58,400	$ 58,400	$ 58,400
Accumulated Amortization	(19,351)	(16,431)	(12,538)
Net Carrying Amount	39,049	41,969	45,862
Accumulated Amortization	$ (19,351)	$ (16,431)	$ (12,538)
Customer Lists
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)	5 years	5 years	5 years
Gross Carrying Amount	$ 160	$ 160	$ 160
Accumulated Amortization	(159)	(135)	(103)
Net Carrying Amount	1	25	57
Accumulated Amortization	(159)	(135)	(103)
Leasehold Interests
Goodwill And Intangible Assets [Line Items]
Gross Carrying Amount	30,468	30,468	30,468
Accumulated Amortization	(15,195)	(12,735)	(9,540)
Net Carrying Amount	15,273	17,733	20,928
Accumulated Amortization	$ (15,195)	$ (12,735)	$ (9,540)
Computer Software
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)	3 years	3 years	3 years
Gross Carrying Amount	$ 19,722	$ 18,176	$ 15,940
Accumulated Amortization	(16,362)	(14,324)	(11,473)
Net Carrying Amount	3,360	3,852	4,467
Accumulated Amortization	$ (16,362)	$ (14,324)	$ (11,473)
Minimum
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)		1 year
Minimum | Leasehold Interests
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)	1 year	1 year	1 year
Maximum
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)		20 years
Maximum | Leasehold Interests
Goodwill And Intangible Assets [Line Items]
Useful Lives (Years)	20 years	20 years	20 years